Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Managed Accounts Portfolios Trust
File Nos. 333-140967 and 811-22023

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Managed Accounts Portfolios Trust (the “Trust”) that the form of prospectus and Statement of Additional Information for the Trust’s Municipal Total Return Managed Accounts Portfolio that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that included as part of Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-10-270268 on November 29, 2010.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman